Equity Transactions - Distributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend distributions
Dividend declared	$ 92,557	$ 193,436	$ 178,028
Non-controlling interests
Dividend distributions
Dividend declared	56,859	$ 104,126	$ 87,954
GasLog Partners LP | Non-controlling interests | Common shares/units
Dividend distributions
Dividend declared	26,531
GasLog Partners LP | Non-controlling interests | Preference shares/units
Dividend distributions
Dividend declared	$ 30,328